Trade and other receivables (Details 3)	12 Months Ended
Dec. 31, 2018
Current balance
% Impairment loss estimate by stretch	0.10%
0 a 3 months
% Impairment loss estimate by stretch	4.30%
3 a 6 months
% Impairment loss estimate by stretch	32.60%
6 a 12 months
% Impairment loss estimate by stretch	100.00%
More than 12 months
% Impairment loss estimate by stretch	100.00%